Goodwill and Intangible Assets (Components of Intangible Assets) (Detail) - Software, Licenses and Other - USD ($) $ in Millions		Dec. 31, 2022	Dec. 31, 2021
Finite Lived Intangible Assets [Line Items]
Gross Carrying Amount	[1]	$ 1,723	$ 1,324
Accumulated Amortization	[1]	927	612
Virginia Electric and Power Company
Finite Lived Intangible Assets [Line Items]
Gross Carrying Amount	[1]	1,113	685
Accumulated Amortization	[1]	$ 577	$ 290

[1]	Includes $253 million and $158 million of RGGI allowances purchased and consumed in 2022 and 2021, respectively, with deferral to a regulatory asset.Annual amortization